Stockholders' Equity (Deficit) (Equity Incentive Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015 shares	May. 31, 2014 shares	Mar. 31, 2013 USD ($) shares	Jul. 31, 2012 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) item $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2011 shares
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Granted, other than options | shares								157,650
Granted, price per share | $ / shares									$ 5.79	$ 3.05	$ 2.50
Percentage of market value of common stock									85.00%
Share based compensation arrangement by share-based payment award, options, outstanding number | shares						161,400		161,400	206,902	341,081	360,251	565,026
Restricted Stock [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Granted, other than options | shares		190,477
Performance Based Restricted Stock [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Granted, other than options | shares			345,000
Long Term Incentive Plan Units (LTIP) [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated share-based compensation expense									$ 0	$ 0	$ 401
Share based award, vesting period		5 years
Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares available for grant | shares									1,911,764
Granted, other than options | shares							646,403		2,065,015
Shares vesting percentage							66.00%		83.00%
Share based compensation expense, not yet recognized					$ 5,144		$ 5,144
Share based compensation					416	$ 245	$ 914	$ 705
Share based compensation expense, not yet recognized, period of recognition							41 months
Equity Incentive Plan [Member] | Employee Stock Option [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated share-based compensation expense									$ 53	51	29
Expiration period from date of grant									10 years
Granted, price per share | $ / shares									$ 5.79
Exercise, weighted average contractual life									4 years 8 months 12 days
Equity Incentive Plan [Member] | Restricted Stock [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated share-based compensation expense									$ 743	579	958
Share based compensation expense, not yet recognized									$ 2,250
Share based compensation expense, not yet recognized, period of recognition									38 months
Equity Incentive Plan [Member] | Time Based Restricted Stock [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Granted, other than options | shares			115,000
Number of installments | item									5
2012 Outperformance Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated share-based compensation expense									$ 588	555	210
Share based compensation expense, not yet recognized									$ 1,353
Share based compensation expense, not yet recognized, period of recognition									24 months
Grant date fair value			$ 845	$ 1,870
Share based compensation arrangement by share based payment award shares issued in maximum value			$ 4,000
2012 Outperformance Plan [Member] | Long Term Incentive Plan Units (LTIP) [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share based compensation expense, not yet recognized					3,182		$ 3,182
Share based compensation					$ 488	$ 488	$ 1,464	$ 1,082
Share based compensation expense, not yet recognized, period of recognition							20 months
Grant date fair value				2,715
2012 Outperformance Plan [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Equity awards issued under inducement plan, percentage of fair value maximum, year one									12.00%
Equity awards issued under inducement plan, percentage of fair value maximum, year two									24.00%
Equity awards issued under inducement plan, percentage of fair value, year three									36.00%
LTIP Lower Threshold [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share price | $ / shares									$ 5.00
Equity awards issued under inducement plan, percentage of fair value, maximum									20.00%
LTIP Upper Threshold [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share price | $ / shares									$ 9.00
Equity awards issued under inducement plan, percentage of fair value, maximum									100.00%
2012 Inducement Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares available for grant | shares									4,500,000
Allocated share-based compensation expense									$ 1,148	$ 766	$ 383
Share based compensation expense, not yet recognized									$ 3,828
Share based compensation expense, not yet recognized, period of recognition									18 months
Grant date fair value				$ 6,125
2015 Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares available for grant | shares					3,044,192		3,044,192
Granted, other than options | shares	96,697
Shares authorized for issuance, per plan | shares	3,200,000
Minimum [Member] | Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Percentage of market value of common stock							100.00%
Minimum [Member] | LTIP $5.00 Per Share Threshold [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Equity awards issued under inducement plan fair value of grant									$ 4,000
Maximum [Member] | 2012 Outperformance Plan [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Equity awards issued under inducement plan fair value of grant									20,000
Maximum [Member] | LTIP $9.00 Per Share Threshold [Member] | Scenario, Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Equity awards issued under inducement plan fair value of grant									$ 20,000
Fourth Anniversary [Member] | 2015 Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares vesting percentage	50.00%
Fifth Anniversary [Member] | 2015 Equity Incentive Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares vesting percentage	50.00%